John Hancock Mid Cap Growth Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	25.30%	10.68%	11.45%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.30%	6.89%	8.03%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.98%	7.59%	8.30%